Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2015-HAUL
Commercial Mortgage Pass-Through Certificates, Series 2015-HAUL

Report To:
Banc of America Merrill Lynch Large Loan, Inc.
Bank of America, National Association
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Drexel Hamilton, LLC

14 July 2015

[E&Y LETTERHEAD]

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc.
Bank of America, National Association
Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park
New York, New York 10036

Drexel Hamilton, LLC
77 Water Street
New York, New York 10005

Re:	BAMLL Commercial Mortgage Securities Trust 2015-HAUL
Commercial Mortgage Pass-Through Certificates, Series 2015-HAUL (the “Certificates”)

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates.  This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Mortgage Loan,
	iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 July 2015

Attachment A

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:
a.	The Certificates will represent beneficial interests in BAMLL Commercial Mortgage Securities Trust 2015-HAUL (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a twenty (20)-year fixed rate fully amortizing mortgage loan (the “Mortgage Loan”) issued by 2015 SAC Self Storage, LLC (the “Borrower”) and
c.
The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower’s fee simple and leasehold interests, as applicable, in sixty (60) self storage properties (collectively, the “Properties”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
	a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan and Properties as of 1 August 2015 (the “Cut-off Date”) and
	b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan and Properties as of the Cut-off Date and

	b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
		i.	Final Data File and
		ii.	Updated Data File

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
	a.	First Payment Date and
	b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
	a.	Original Mortgage Loan Balance ($),
	b.	Mortgage Loan Interest Rate and
	c.	Monthly Debt Service Payment ($)

of the Mortgage Loan, all as shown on the Final Data File, and assuming the Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
	a.	Seasoning,
	b.	Original Term and
	c.	Original Amortization Term
of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Remaining Term to Maturity and
		ii.	Remaining Amortization Term
of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A

8.	Using the:
	a.	Original Mortgage Loan Balance ($),
	b.	Amortization Type,
	c.	Accrual Basis,
	d.	Seasoning,
	e.	First Payment Date,
	f.	Maturity Date,
	g.	Mortgage Loan Interest Rate and
	h.	Monthly Debt Service Payment ($)

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the calculation methodology provided by the Depositor that is described in the succeeding paragraph of this Item 8., we recalculated the:

		i.	The principal balance of the Mortgage Loan and each Property as of the Cut-off Date (the “Cut off Date Mortgage Loan Balance ($)”) and
		ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For the purpose of this procedure, the Depositor instructed us to allocate the “Cut-off Date Mortgage Loan Balance ($)” and “Maturity Date Mortgage Loan Balance ($)” of the Mortgage Loan pro-rata to each Property using the “Original Mortgage Loan Balance ($)” of each Property that is shown on the Final Data File.

9.
Using the “Monthly Debt Service Payment ($)” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Monthly Debt Service Payment ($)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A

10.	Using the:
	a.	Cut-off Date Mortgage Loan Balance ($),
	b.	Annual Debt Service Payment,
	c.	Appraised Value ($),
	d.	Bulk Sale Appraised Value ($),
	e.	Total SF,
	f.	Regular Units,
	g.	UW NOI ($) and
	h.	UW NCF ($)
of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Mortgage Loan UW NCF DSCR,
		ii.	Mortgage Loan Cut-off Date LTV,
		iii.	Mortgage Loan UW NOI Debt Yield,
		iv.	Mortgage Loan UW NCF Debt Yield,
		v.	Cut-off Date Mortgage Loan Balance per SF ($),
		vi.	Cut-off Date Mortgage Loan Balance per Unit ($),
		vii.	Appraised Value Per SF ($) and
		viii.	Bulk Sale Appraised Value Per SF ($)

of the Mortgage Loan and, with respect to items v. through viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
	a.	Round the “Mortgage Loan UW NCF DSCR” to two decimal places,
	b.	Round the “Mortgage Loan Cut-off Date LTV,” “Mortgage Loan UW NOI Debt Yield” and “Mortgage Loan UW NCF Debt Yield” to the nearest 1/10th of one percent,
	c.	Use the “Appraised Value ($)” to recalculate the “Appraised Value Per SF ($)” characteristic of the Mortgage Loan and each Property and
	d.	Use the “Bulk Sale Appraised Value ($)” to recalculate the “Mortgage Loan Cut-off Date LTV” and “Bulk Sale Appraised Value Per SF ($)” characteristics of the Mortgage Loan and each Property.

11.	Using the:
	a.	Servicing Fee Rate,
	b.	Trustee Fee Rate and
	c.	CREFC Fee Rate

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
	a.	Mortgage Loan Interest Rate and
	b.	Total Admin Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Promissory Note	26 June 2015

Loan Agreement	26 June 2015

Blocked Account Control Agreement	26 June 2015

Cash Management Agreement	26 June 2015

Settlement Statement	25 June 2015

Pro Forma Title Policies	26 June 2015

Guaranty Agreement	26 June 2015

Non-Consolidation Opinion	26 June 2015

Management Agreement	26 June 2015

Ground Leases	Various

Dealership Contract	26 June 2015

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwriter’s Summary Report	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Underwritten Rent Roll	Not Dated

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
City (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
State (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
Zip Code (see Note 2)	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Regular Units	Underwritten Rent Roll
Climate Con. Units	Underwritten Rent Roll
Parking Units	Underwritten Rent Roll
Total Units	Underwritten Rent Roll
Occupied Units	Underwritten Rent Roll
Regular SF	Underwritten Rent Roll
Climate Con. SF	Underwritten Rent Roll
Parking SF	Underwritten Rent Roll
Total SF	Underwritten Rent Roll
Occupied SF	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document
Appraisal Date	Appraisal Report
Appraised Value ($)	Appraisal Report
Bulk Sale Appraised Value ($) (see Note 3)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

Jan-12 Occ (%)	Underwriter’s Summary Report
Feb-12 Occ (%)	Underwriter’s Summary Report
Mar-12 Occ (%)	Underwriter’s Summary Report
Apr-12 Occ (%)	Underwriter’s Summary Report
May-12 Occ (%)	Underwriter’s Summary Report
Jun-12 Occ (%)	Underwriter’s Summary Report
Jul-12 Occ (%)	Underwriter’s Summary Report
Aug-12 Occ (%)	Underwriter’s Summary Report
Sep-12 Occ (%)	Underwriter’s Summary Report
Oct-12 Occ (%)	Underwriter’s Summary Report
Nov-12 Occ (%)	Underwriter’s Summary Report
Dec-12 Occ (%)	Underwriter’s Summary Report
Jan-13 Occ (%)	Underwriter’s Summary Report
Feb-13 Occ (%)	Underwriter’s Summary Report
Mar-13 Occ (%)	Underwriter’s Summary Report
Apr-13 Occ (%)	Underwriter’s Summary Report
May-13 Occ (%)	Underwriter’s Summary Report
Jun-13 Occ (%)	Underwriter’s Summary Report
Jul-13 Occ (%)	Underwriter’s Summary Report
Aug-13 Occ (%)	Underwriter’s Summary Report
Sep-13 Occ (%)	Underwriter’s Summary Report
Oct-13 Occ (%)	Underwriter’s Summary Report
Nov-13 Occ (%)	Underwriter’s Summary Report
Dec-13 Occ (%)	Underwriter’s Summary Report
Jan-14 Occ (%)	Underwriter’s Summary Report
Feb-14 Occ (%)	Underwriter’s Summary Report
Mar-14 Occ (%)	Underwriter’s Summary Report
Apr-14 Occ (%)	Underwriter’s Summary Report
May-14 Occ (%)	Underwriter’s Summary Report
Jun-14 Occ (%)	Underwriter’s Summary Report
Jul-14 Occ (%)	Underwriter’s Summary Report
Aug-14 Occ (%)	Underwriter’s Summary Report
Sep-14 Occ (%)	Underwriter’s Summary Report
Oct-14 Occ (%)	Underwriter’s Summary Report
Nov-14 Occ (%)	Underwriter’s Summary Report
Dec-14 Occ (%)	Underwriter’s Summary Report
Jan-15 Occ (%)	Underwriter’s Summary Report
Feb-15 Occ (%)	Underwriter’s Summary Report
Mar-15 Occ (%)	Underwriter’s Summary Report
Apr-15 Occ (%)	Underwriter’s Summary Report
May-15 Occ (%)	Underwriter’s Summary Report
2012 Occ (%)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Occ (%)	Underwriter’s Summary Report
2014 Occ (%)	Underwriter’s Summary Report
May TTM 2015 Occ (%)	Underwriter’s Summary Report
UW Occ (%)	Underwriter’s Summary Report
2012 Rental Income ($)	Underwriter’s Summary Report
2013 Rental Income ($)	Underwriter’s Summary Report
2014 Rental Income ($)	Underwriter’s Summary Report
May 2015 TTM Rental Income ($)	Underwriter’s Summary Report
UW Rental Income ($)	Underwriter’s Summary Report
2012 Net Sales ($)	Underwriter’s Summary Report
2013 Net Sales ($)	Underwriter’s Summary Report
2014 Net Sales ($)	Underwriter’s Summary Report
May 2015 TTM Net Sales ($)	Underwriter’s Summary Report
UW Net Sales ($)	Underwriter’s Summary Report
2012 U-Box/U-Move ($)	Underwriter’s Summary Report
2013 U-Box/U-Move ($)	Underwriter’s Summary Report
2014 U-Box/U-Move ($)	Underwriter’s Summary Report
May 2015 TTM U-Box/U-Move ($)	Underwriter’s Summary Report
UW U-Box/U-Move ($)	Underwriter’s Summary Report
2012 Third Party Rent ($)	Underwriter’s Summary Report
2013 Third Party Rent ($)	Underwriter’s Summary Report
2014 Third Party Rent ($)	Underwriter’s Summary Report
May 2015 TTM Third Party Rent ($)	Underwriter’s Summary Report
UW Third Party Rent ($)	Underwriter’s Summary Report
2012 Misc Income ($)	Underwriter’s Summary Report
2013 Misc Income ($)	Underwriter’s Summary Report
2014 Misc Income ($)	Underwriter’s Summary Report
May 2015 TTM Misc Income ($)	Underwriter’s Summary Report
UW Misc Income ($)	Underwriter’s Summary Report
2012 Total Other Income ($)	Underwriter’s Summary Report
2013 Total Other Income ($)	Underwriter’s Summary Report
2014 Total Other Income ($)	Underwriter’s Summary Report
May 2015 TTM Total Other Income ($)	Underwriter’s Summary Report
UW Total Other Income ($)	Underwriter’s Summary Report
2012 Total Revenues ($)	Underwriter’s Summary Report
2013 Total Revenues ($)	Underwriter’s Summary Report
2014 Total Revenues ($)	Underwriter’s Summary Report
May 2015 TTM Total Revenues ($)	Underwriter’s Summary Report
UW Total Revenues ($)	Underwriter’s Summary Report
2012 Real Estate Tax ($)	Underwriter’s Summary Report
2013 Real Estate Tax ($)	Underwriter’s Summary Report
2014 Real Estate Tax ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

May 2015 TTM Real Estate Tax ($)	Underwriter’s Summary Report
UW Real Estate Tax ($)	Underwriter’s Summary Report
2012 Insurance ($)	Underwriter’s Summary Report
2013 Insurance ($)	Underwriter’s Summary Report
2014 Insurance ($)	Underwriter’s Summary Report
May 2015 TTM Insurance ($)	Underwriter’s Summary Report
UW Insurance ($)	Underwriter’s Summary Report
2012 Ground Lease Payment ($)	Underwriter’s Summary Report
2013 Ground Lease Payment ($)	Underwriter’s Summary Report
2014 Ground Lease Payment ($)	Underwriter’s Summary Report
May 2015 TTM Ground Lease Payment ($)	Underwriter’s Summary Report
UW Ground Lease Payment ($)	Underwriter’s Summary Report
2012 Utilities ($)	Underwriter’s Summary Report
2013 Utilities ($)	Underwriter’s Summary Report
2014 Utilities ($)	Underwriter’s Summary Report
May 2015 TTM Utilities ($)	Underwriter’s Summary Report
UW Utilities ($)	Underwriter’s Summary Report
2012 Building Maint. & Repairs ($)	Underwriter’s Summary Report
2013 Building Maint. & Repairs ($)	Underwriter’s Summary Report
2014 Building Maint. & Repairs ($)	Underwriter’s Summary Report
May 2015 TTM Building Maint. & Repairs ($)	Underwriter’s Summary Report
UW Building Maint. & Repairs ($)	Underwriter’s Summary Report
2012 Other Operating Expense ($)	Underwriter’s Summary Report
2013 Other Operating Expense ($)	Underwriter’s Summary Report
2014 Other Operating Expense ($)	Underwriter’s Summary Report
May 2015 TTM Other Operating Expense ($)	Underwriter’s Summary Report
UW Other Operating Expense ($)	Underwriter’s Summary Report
2012 Supplies ($)	Underwriter’s Summary Report
2013 Supplies ($)	Underwriter’s Summary Report
2014 Supplies ($)	Underwriter’s Summary Report
May 2015 TTM Supplies ($)	Underwriter’s Summary Report
UW Supplies ($)	Underwriter’s Summary Report
2012 Management Fees ($)	Underwriter’s Summary Report
2013 Management Fees ($)	Underwriter’s Summary Report
2014 Management Fees ($)	Underwriter’s Summary Report
May 2015 TTM Management Fees ($)	Underwriter’s Summary Report
UW Management Fees ($)	Underwriter’s Summary Report
2012 Payroll ($)	Underwriter’s Summary Report
2013 Payroll ($)	Underwriter’s Summary Report
2014 Payroll ($)	Underwriter’s Summary Report
May 2015 TTM Payroll ($)	Underwriter’s Summary Report
UW Payroll ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2012 Advertising ($)	Underwriter’s Summary Report
2013 Advertising ($)	Underwriter’s Summary Report
2014 Advertising ($)	Underwriter’s Summary Report
May 2015 TTM Advertising ($)	Underwriter’s Summary Report
UW Advertising ($)	Underwriter’s Summary Report
2012 General and Administrative ($)	Underwriter’s Summary Report
2013 General and Administrative ($)	Underwriter’s Summary Report
2014 General and Administrative ($)	Underwriter’s Summary Report
May 2015 TTM General and Administrative ($)	Underwriter’s Summary Report
UW General and Administrative ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
May 2015 TTM Total Expenses ($)	Underwriter’s Summary Report
UW Total Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
May 2015 TTM NOI ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
2012 Reserves ($)	Underwriter’s Summary Report
2013 Reserves ($)	Underwriter’s Summary Report
2014 Reserves ($)	Underwriter’s Summary Report
May 2015 TTM Reserves ($)	Underwriter’s Summary Report
UW Reserves ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
May 2015 TTM NCF ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Monthly Tax Escrow Cap	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Escrow Cap	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront Capex Reserve	Settlement Statement and Loan Agreement
Initial TI/LC Amount	Settlement Statement and Loan Agreement
Monthly TI/LC Reserve	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement
Initial Debt Service Escrow	Settlement Statement and Loan Agreement
Monthly Debt Service Escrow	Loan Agreement
Other Escrow Description	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Amount	Loan Agreement
Other Escrow Monthly Cap	Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Promissory Note and Loan Agreement
Payment Day of Month	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Original Mortgage Loan Balance ($)	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee	Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Monthly Debt Service Payment ($)	Loan Agreement
Amortization Type	Loan Agreement
IO Period	Loan Agreement
Accrual Basis	Loan Agreement
Borrower Entity	Promissory Note and Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement and Non-Consolidation Opinion
Independent Director	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Prepayment String	Loan Agreement
Loan Purpose	Loan Agreement and Settlement Statement
Sponsor/Guarantor	Guaranty Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Additional Debt Exists (Y/N)	Loan Agreement
Additional Debt Type	Loan Agreement
Additional Debt Amount ($)	Loan Agreement
Future Additional Debt Permitted (Y/N)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Limit	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State
   characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Address,
b.	City,
c.	State and
d.	Zip Code
characteristics for each Property, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained on the applicable appraisal report Source Document and to the corresponding information on the USPS internet site (www.usps.gov).  If the information on the appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov), the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

3.
For the purpose of comparing the “Bulk Sale Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the “as is” appraisal value of the portfolio of $470,000,000 that is shown on the portfolio appraisal report Source Document.

Additionally, for the purpose of comparing the “Bulk Sale Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Sale Appraised Value ($)” of the Mortgage Loan, as described above, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property that is shown on the Preliminary Data File.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.
For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” if the Borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

#
Loan/Property
Servicing Fee Rate
Trustee Fee Rate
CREFC Fee Rate
Seismic Report Date
Seismic Zone
PML (SEL)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.